Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 16 – Commitments and contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Operating Lease Commitment

The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2027. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s leases over 1 year qualify as operating leases. As of December 31, 2025, the Company’s operating leases had a weighted average remaining lease term of 1.5 years and a weighted average discount rate of 3.66%. Future lease payments under operating leases as of December 31, 2025 were as follows:

December 31, 2025

2026	$268,275
2027	104,725
Total undiscounted lease payments	$373,000
Less imputed interest	9,172
Total lease liabilities	$363,828

For the years ended December 31, 2025, 2024 and 2023, the Company had operating lease costs of $263,770, $3,739, and nil. Cash paid for amounts included in the measurement of operating lease liabilities were $223,073, $121,951, and nil during the years ended December 31, 2025, 2024 and 2023, respectively.